Item G.1.b.i.,

G.1.b.ii.

G.1.b.iii.

and G.1.b.iv

Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.

(the "Fund")

The following documents were filed with the Securities and Exchange Commission (the "SEC") and are incorporated by reference herein:

1.      Articles of Amendment and Restatement were filed with the SEC on June 16, 2017 as Exhibit (a) to Pre- Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 (SEC Accession No. 0001571049-17-006014);

2.      The Fund's Amended and Restated B-laws were filed with the SEC on June 16, 2017 as Exhibit (b) to Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 (Accession No. 0001571049-17-006014);

3.      The rights of security holders are defined in the Fund's Articles of Amendment and Restatement (Articles FIFTH, SEVENTH and EIGHTH) and the Registrant's Amended and Restated Bylaws (Articles II and VI).

4.      The Management Agreement between the Fund and The Dreyfus Corporation and the Sub-Investment Advisory Agreement between The Dreyfus Corporation and Alcentra NY, LLC, on behalf of the Fund, were filed with the SEC on September 27, 2017 as Exhibit (g)(i) and (g)(ii), respectively, to Pre-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-2 (Accession No. 0001206774-17-002854).

Section 16(a) of the Securities Exchange Act of 1934 and Section 30(h) of the 1940 Act require certain persons to file certain reports of ownership (“Section 16 Filings”) with the SEC. To the Fund’s knowledge, all required Section 16 Filings were timely and correctly made by reporting persons during the Fund’s most recently completed fiscal year.